Nature of operations and liquidity risk	12 Months Ended
Dec. 31, 2021
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Nature of operations and liquidity risk
1.	Nature of operations and liquidity risk
Rio Tinto plc is the ultimate
 parent company and indirectly owned a 50.8%
majority interest in Turquoise Hill Resources Ltd. (“Turquoise Hill”), as at December 31, 2021.
Turquoise Hill, together with its subsidiaries (collectively referred to as “the Company”), is an international mining company focused principally on the operation and further development of the Oyu Tolgoi copper-gold mine in Southern Mongolia. Turquoise Hill’s head office is located at 1 Place Ville Marie, Suite 3680, Montreal, Quebec, Canada, H3B 3P2. Turquoise Hill’s registered office is located at
300-204
Black Street, Whitehorse, Yukon, Canada, Y1A 2M9.
Turquoise Hill has its primary listing in Canada on the Toronto Stock Exchange and a secondary listing in the U.S. on the New York Stock Exchange.
The consolidated financial statements of Turquoise Hill were authorized for issue in accordance with a directors’ resolution on March 2, 2022.
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company manages liquidity risk by the preparation of internally generated short-term cash flow forecasts and taking measures in response to the review of forecasts. These short-term cash flow forecasts consider estimation of future operating costs, financing costs, sustaining and development capital, tax payments and cash receipts from sales revenue. Sensitivity analyses are performed over these estimates including the impact of estimated commodity prices on cash receipts.
As at December 31, 2021, the Company had $0.7 billion of available liquidity, consisting of consolidated cash and cash equivalents. The Company’s current assets exceeded current liabilities by $0.2 billion at December 31, 2021. The Company’s short-term cash flow forecasts indicate that additional financing will be required to fund its planned activities. In addition to the Company’s liquidity position and cash flow generated from its existing open pit operations, the Company plans to access sources of funding that form part of the Amended and Restated Heads of Agreement (“Amended HOA”) that was signed between the Company and Rio Tinto on January 25, 2022. Access to these sources of funding is considered probable with an equity offering of at least $650 million expected to be completed by August 31, 2022. The Amended HOA also provides the Company with access to a $300 million short-term secured advance from Rio Tinto, in the period to achievement of sustainable production, which is expected in the first half of 2023. The Company also expects to complete re-profiling
of its scheduled December 2022 principal repayment under its existing project finance borrowings. The Company continues to review its near-term plans and continues to take steps to achieve operating efficiencies to maximize cash flows from its operations.
In addition, these short-term cash flow forecasts include the possible impact of the
COVID-19
pandemic. Mongolia continued to experience a significant number of cases of
COVID-19
through to the end of the year, which continued to impact manning levels at Oyu Tolgoi, where average workforce numbers remained below planned levels.
COVID-19
restrictions continued to adversely impact open pit operations and underground development, which, through the end of 2021, resulted in a cumulative increase of $175
million to the estimate of underground development capital included in the Definitive Estimate. This increase includes the currently known, incremental, time-related costs of
COVID-19
restrictions.

The short-term cash flow forecasts at December 31, 2021 included the impact of the previously reported delay to sustainable production for Panel 0 until the first half of 2023, as announced by the Company on October 14, 2021. Forecasts reflect the expected cash requirements at Oyu Tolgoi LLC (“Oyu Tolgoi”) based on the approved 2022 capital and operating plan and assumes cash inflows from the drawdown of concentrate inventories to target levels at some point during 2022.
The short-term cash forecasts at December 31, 2021 include the assessment of the estimated impact on the timing of cash receipts resulting from the ongoing force majeure that was first announced by the Company on March 30, 2021. Oyu Tolgoi concentrate inventory levels increased towards the end of the year as a result of interruptions to shipments across the border as a result of
COVID-19
restrictions. Oyu Tolgoi continues to work closely with Mongolian and Chinese authorities to manage any supply chain disruptions. The force majeure will remain in place until there are sufficiently sustained volumes of convoys crossing the border to ensure Oyu Tolgoi’s ability to meet its on-going
commitments to customers and to return
on-site
concentrate inventory to target levels. Turquoise Hill and Oyu Tolgoi continue to deploy a range of contingency plans to manage short-term liquidity and the expected ongoing
COVID-19
impacts on site operations and concentrate shipments.
On January 24, 2022 the Company announced that it had successfully concluded the negotiations with various Mongolian governmental bodies to resolve the remaining outstanding non-technical
undercut criteria that were necessary to announce the start of underground mine operations at Oyu Tolgoi, a renewed partnership with the Government of Mongolia and the Amended HOA agreement with Rio Tinto – refer to Note 26 – Subsequent events. The board of directors of Oyu Tolgoi also approved the start of formal negotiations with project finance lenders in relation to the Amended HOA.
The Company believes the funding available under the amended HOA provides sufficient liquidity to meet its minimum obligations for a period of at least 12 months from the balance sheet date, and to meet requirements of the Company, including its operations and capital expenditures, over the same period.